Income Taxes, Tax Credit Carryforwards (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Tax Credit Carryforward [Abstract]
Excess interest	$ 14.9
Excess interest valuation allowance	(1.2)
Other deferred tax assets, tax benefit	3.9
Other deferred tax assets, valuation allowance	(3.8)
Total tax carryforwards, tax benefit	86.1
Total tax carryforwards, valuation allowance	(67.9)
U.S. Federal [Member]
Tax Credit Carryforward [Abstract]
Tax credit, tax benefit	52.3
Tax credit, valuation allowance	(52.3)
Alternative minimum tax credit	$ 1.0
U.S. Federal [Member] | Minimum [Member]
Tax Credit Carryforward [Abstract]
Tax credit, expiration date	Dec. 31, 2021
U.S. Federal [Member] | Maximum [Member]
Tax Credit Carryforward [Abstract]
Tax credit, expiration date	Dec. 31, 2037
U.S. State and Local [Member]
Tax Credit Carryforward [Abstract]
Tax credit, tax benefit	$ 0.5
Tax credit, valuation allowance	$ 0.0
U.S. State and Local [Member] | Minimum [Member]
Tax Credit Carryforward [Abstract]
Tax credit, expiration date	Dec. 31, 2020
U.S. State and Local [Member] | Maximum [Member]
Tax Credit Carryforward [Abstract]
Tax credit, expiration date	Dec. 31, 2039
Non U.S. [Member]
Tax Credit Carryforward [Abstract]
Tax credit, tax benefit	$ 0.5
Tax credit, valuation allowance	(0.5)
Capital Losses [Member] | U.S. Federal [Member]
Tax Credit Carryforward [Abstract]
Tax credit, tax benefit	2.1
Tax credit, tax benefit, one	0.4
Tax credit, valuation allowance, one	(0.4)
Tax credit, valuation allowance	$ (2.1)
Tax credit, expiration date	Dec. 31, 2021
Capital Losses [Member] | U.S. Federal [Member] | Minimum [Member]
Tax Credit Carryforward [Abstract]
Tax credit, expiration date	Dec. 31, 2030
Capital Losses [Member] | U.S. Federal [Member] | Maximum [Member]
Tax Credit Carryforward [Abstract]
Tax credit, expiration date	Dec. 31, 2039